Transactions with Related Parties - Compensation to the Company's Non-Executive Directors (Details) - Non-Executive Directors [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Directors' remuneration	$ 320	$ 304	$ 240
Total	$ 320	$ 304	$ 240